Deposits	12 Months Ended
Dec. 31, 2013
Deposits [Abstract]
Deposits

Note 8—Deposits

The following table presents a summary of deposit accounts as of the dates stated:

	December 31, 2013	December 31, 2012
Noninterest-bearing demand deposits	$116,083	$74,539
Interest-bearing:
Demand and money market	243,372	242,987
Savings deposits	4,785	4,069
Time deposits of $100,000 or more	146,834	72,870
Other time deposits	58,124	58,766
Total deposits	$569,198	$453,231

The following table presents time deposit accounts by year of maturity and weighted average interest rates for the next five years and thereafter, as of December 31, 2013:

		Weighted
	Total	Average Rate
2014	$127,711	0.68%
2015	44,361	1.29%
2016	27,434	1.25%
2017	3,375	1.51%
2018	2,077	1.28%
Total time deposits	$204,958